COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 9:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Lease commitments:

The Company and its subsidiaries lease office space and motor vehicles through operating leases.

The facilities of the Company and its subsidiaries are leased for periods ending February 2014.

Future minimum lease commitments under non-cancelable operating leases as of December 31, 2011 are as follows:

2012	$266
2013	104
2014	14

$384

Lease expense for the years ended December 31, 2009, 2010 and 2011 was approximately $ 855, $ 873 and $ 573, respectively.

b.	Royalty commitments:

1.
The Company is committed to pay royalties to the Office of the Chief Scientist ("OCS") of the Ministry of Industry, Trade and Labor of the Government of Israel on proceeds from sales of products resulting from the research and development projects in which the OCS participated. In the event that development of a specific product in which the OCS participated is successful, the Company will be obligated to repay the grants through royalty payments at the rate of 3% to 5% based on the sales of the Company, up to 100%-150% of the grants received linked to the dollar. Grants received after January 1999 is subject to interest at a rate equal to the 12 month LIBOR rate. The obligation to pay these royalties is contingent upon actual sales of the products and, in the absence of such sales, no payment is required.

As of December 31, 2011, the Company had a contingent liability to pay royalties in the amount of approximately $ 9,000 plus interest for grants received after January 1999.

The Company has paid or accrued royalties in its cost of revenues relating to the repayment of such OCS grants in the amount of $ 279, $ 242 and $ 219 for the years ended December 31, 2009, 2010 and 2011, respectively.

2.
The Israeli Government, through the Fund for Encouragement of Marketing Activities, awarded the Company grants for participation in foreign marketing expenses. The Company is committed to pay royalties at the rate of 3% of the increase in export sales, up to the amount of the grants received linked to the U.S. dollar. As of December 31, 2011, the Company had a contingent obligation to pay royalties in the amount of $ 259. In 2009, 2010 and 2011, the Company did not sell any products subject to the above royalty payments.

c.	Claims and demands:

1.
In April 2000, the Israeli Tax Authorities issued to the Company a demand for a tax payment, for the period of 1997-1999, in the amount of approximately NIS 6,000 thousand ($ 1,570 as of December 31, 2011).

The Company has appealed to the Israeli Tel Aviv District Court in respect of the abovementioned tax demand. The Company believes that certain defenses can be raised against the demand of the Tax Authorities. The Company had recorded as a provision the largest amount of tax benefit that is more than 50% likely of being realized upon settlement with the Tax Authorities (see also Note 10h).

2.
The Company is a party to various other claims that arise in the ordinary course of business. Accordingly, the Company recorded a provision of approximately $ 280 in respect of such claims in accordance with ASC 450, "Contingencies", based on the opinion of Company's management and its legal advisors.

3.
During August 2007, TABS Brazil was ordered by the Labor Law Court in Brazil to pay approximately $ 90 to one of its former employees. Such amount is bearing a 1% interest rate per month from the date that the claim was filed.The Company recorded a provision in its financial statements for the total amount of the claim.

4.
In September 2010, Asentinel LLC ("Asentinel"), a competitor of the Company, filed a patent infringement complaint against AnchorPoint (now known as The Info Group Inc.), from whom we purchased certain assets in December 2008, and two other defendants, in the United States District Court for the Western District of Tennessee.  The plaintiff subsequently filed a motion for leave to file an amended complaint to add us and our U.S. subsidiary, MTS IntegraTRAK, as defendants, which motion was granted on March 23, 2011.  On December 2, 2011 the Company entered into a settlement agreement with Asentinel, according to which the Company made a lump sum payment for the alleged past damages, which expensed this year, and Asentinel granted the Company a license to use certain of its patents in return for ongoing annual royalty payments for periods subsequent to January 1, 2012.

d.	Guarantees:

The Company provided a bank guarantee in the amount of $ 67 to secure its obligations under one of its lease agreements, see also Note 3.